SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details)		6 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company’s shareholders		$ (452,438)	$ (614,637)	$ 98,877
NET INCOME (LOSS)		$ (452,438)	$ (614,637)	$ 98,877
Basic	[1]	13,250,000	13,250,000	13,250,000
Diluted	[1]	13,250,000	13,250,000	13,250,000
Basic | (per share)		$ (0.03)	$ (0.05)	$ 0.01
Diluted | (per share)		$ (0.03)	$ (0.05)	$ 0.01

[1]	The shares amounts are presented on a retroactive basis.